Organization and Principal Activities (Narrative) (Details) In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Organization and Principal Activities [Abstract]
Registered capital and PRC statutory reserves of VIEs used to solely settle obligations of VIEs	$ 5.1	31.4